Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 25, 2011	Sep. 26, 2010	Dec. 26, 2010	Dec. 27, 2009
OPERATING ACTIVITIES:
Net (loss) income	$ (482)	$ (99)	$ (432)	$ 863
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	91	177	232	202
Amortization of debt discount	205	264	355	393
Mark to market of derivative liability	225	(7)	209	(6)
Restructuring reserve recovery	0	0	0	(937)
Share based expense to employees and non employees	80	1	1	0
Accrued interest on Convertible Note	47	44	60	33
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(28)	(74)	7	(8)
Decrease (increase) in inventories	0	170	170	(33)
Decrease (increase) in prepaid expenses and other assets	(9)	(76)	7	(7)
Increase in income and other taxes payable	(11)	1	(27)	5
(Decrease) increase in accounts payable	11	(178)	(223)	232
(Decrease) increase in deferred revenue	(63)	(132)	(11)	230
Increase (decrease) in accrued expenses	(22)	132	42	(107)
NET CASH PROVIDED BY OPERATING ACTIVITIES INVESTING ACTIVITIES:	44	223	390	860
Purchases of property and equipment	0	(2)	(2)	(7)
NET CASH USED IN INVESTING ACTIVITIES:	0	(2)	(2)	(7)
Proceeds from sale of Common Shares	50	0	0	0
Payments on convertible debt financings	(185)	(751)	(827)	(630)
Repayments of capital lease obligations	(9)	(8)	(12)	(11)
NET CASH USED IN FINANCING ACTIVITIES:	(144)	(759)	(839)	(641)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(100)	(538)	(451)	212
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	188	639	639	427
CASH AND CASH EQUIVALENTS AT END OF PERIOD	88	101	188	639
CASH PAID DURING THE PERIOD FOR:
Interest	132	172	219	413
Income Taxes	$ 0	$ 0	$ 0	$ 0
NON-CASH FINANCING ACTIVITIES
During 2009, the Company acquired inventory and intangible assets of $62 and $806, respectively from Home Bistro, and assumed the resultant debt of $868.	-	-	-	-